Risk Report - Asset Quality - Financial Assets at amortized cost - Development of Forborne financial assets at amortized cost (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Development of Forborne financial assets at amortized cost [Abstract]
Balance, beginning of the year	€ 11,143	€ 13,741
Classified as forborne during the year	4,007	3,196
Transferred to non-forborne during the year (including repayments)	(2,500)	(5,899)
Charge-offs	(80)	(142)
Exchange rate and other movements	(106)	248
Balance, end of the year	€ 12,464	€ 11,143